Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 09, 2016
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Mar. 09, 2016
Document Effective Date	Mar. 09, 2016
Prospectus Date	Mar. 01, 2016
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class A
Prospectus:
Trading Symbol	ACAAX
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class B
Prospectus:
Trading Symbol	ACAPX
Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class C
Prospectus:
Trading Symbol	ALCCX
Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund Class A
Prospectus:
Trading Symbol	ALMAX
Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund Class B
Prospectus:
Trading Symbol	ALMBX
Alger SMid Cap Growth Fund | Alger SMid Cap Growth Fund Class C
Prospectus:
Trading Symbol	ALMCX
Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class A
Prospectus:
Trading Symbol	ALSAX
Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class B
Prospectus:
Trading Symbol	ALSCX
Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class C
Prospectus:
Trading Symbol	AGSCX
Alger Growth & Income Fund | Alger Growth & Income Fund Class Z
Prospectus:
Trading Symbol	AGIZX
Class I Prospectus | Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class I
Prospectus:
Trading Symbol	AOFIX
Class Z Prospectus | Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class Z
Prospectus:
Trading Symbol	AGOZX